MARKETABLE SECURITIES (Tables)	3 Months Ended
Jun. 30, 2026
MARKETABLE SECURITIES
Marketable securities
Company	Shares Held	Cost	Fair Value At June 30, 2026	Fair Value At March 31, 2026	Change in Fair Value
	(#)	($)	($)	($)	($)
Carlyle Commodities Corp Shares	550,000	907,500	5,500	5,500	–
Other Shares	1,678,839	14,237	9	14	(5)
Total	2,778,839	1,648,737	5,509	5,514	(5)